Interest Rate Benchmark Reform (Tables)	12 Months Ended
Dec. 31, 2023
Interest Rate Benchmark Reform [Abstract]
Schedule of Amounts Affected by IBOR Reform	The following tables show the notional amounts of assets, liabilities and off-balance sheet commitments at 31 December 2023 and 31 December 2022 affected by
IBOR reform that have yet to transition to an alternative benchmark interest rate.

			Group
	GBP LIBOR	USD LIBOR	Total
2023	£m	£m	£m
Assets
Financial assets at amortised cost	6	—	6
	6	—	6

2022
Assets
Derivatives	—	1,665	1,665
Financial assets at amortised cost	76	245	321
	76	1,910	1,986
Liabilities
Derivatives	66	1,846	1,912
Financial liabilities at amortised cost	—	2,491	2,491
	66	4,337	4,403
Off-balance sheet commitments given	2	—	2